Information by segment and main country (Tables)	12 Months Ended
Dec. 31, 2020
Information by segment and main country [Abstract]
Information by segment and main country - Information on income statements [Text Block]

Philips Group

Information on income statements

in millions of EUR

	sales	sales including intercompany	depreciation and amortization1)	Adjusted EBITA2)3)
2020
Diagnosis & Treatment4)	8,175	8,289	(536)	816
Connected Care	5,564	5,640	(415)	1,195
Personal Health	5,407	5,424	(187)	704
Other	389	463	(382)	(145)
Inter-segment eliminations		(281)
Philips Group	19,535	19,535	(1,520)	2,570

2019
Diagnosis & Treatment	8,485	8,576	(564)	1,078
Connected Care	4,674	4,705	(327)	618
Personal Health	5,854	5,864	(186)	943
Other	469	542	(326)	(76)
Inter-segment eliminations		(204)
Philips Group	19,482	19,482	(1,402)	2,563

2018
Diagnosis & Treatment	7,726	7,806	(349)	872
Connected Care	4,341	4,358	(326)	662
Personal Health	5,524	5,538	(171)	860
Other	530	612	(244)	(28)
Inter-segment eliminations		(193)
Philips Group	18,121	18,121	(1,089)	2,366

1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill2)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.3)For reconciliation Adjusted EBITA, refer to the following table.4)In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2020 they received a corporate funding out of segment Other of EUR 38 million (2019: EUR 54 million) to support them during their emerging idea-to-market business phase.

Information by segment and main country - Reconciliation from net income to Adjusted EBITA [Text Block]

Philips Group

Reconciliation from net income to Adjusted EBITA1)

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2020
Net Income	1,195
Discontinued operations, net of income taxes	10
Income tax expense	284
Investments in associates, net of income taxes	9
Financial expenses	204
Financial income	(160)
Income from operations	1,542	495	708	619	(280)
Amortization of intangible assets	381	209	134	20	18
Impairment of goodwill	144	-	144
EBITA1)	2,067	704	986	639	(262)
Restructuring and acquisition-related charges	203	29	97	40	37
Other items	301	83	112	25	81
Adjusted EBITA1)	2,570	816	1,195	704	(145)

2019
Net Income	1,173
Discontinued operations, net of income taxes	19
Income tax expense	337
Investments in associates, net of income taxes	(1)
Financial expenses	233
Financial income	(117)
Income from operations	1,644	660	267	844	(127)
Amortization of intangible assets	350	177	141	25	8
Impairment of goodwill	97	19	78
EBITA1)	2,091	856	486	869	(119)
Restructuring and acquisition-related charges	318	149	64	50	54
Other items	153	73	67	23	(11)
Adjusted EBITA1)	2,563	1,078	618	943	(76)

2018
Net Income	1,097
Discontinued operations, net of income taxes	213
Income tax expense	193
Investments in associates, net of income taxes	2
Financial expenses	264
Financial income	(51)
Income from operations	1,719	629	399	796	(105)
Amortization of intangible assets	347	98	140	31	79
EBITA1)	2,066	727	539	827	(27)
Restructuring and acquisition-related charges	258	146	66	15	31
Other items	41	-	56	18	(33)
Adjusted EBITA1)	2,366	872	662	860	(28)
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.

Information by segment and main country - Main countries [Text Block]

Philips Group

Main countries

in millions of EUR

	sales1)	tangible and intangible assets2)
2020
Netherlands	555	1,926
United States	6,636	9,080
China	2,432	313
Germany	1,314	302
Japan	1,113	511
United Kingdom	545	545
France	509	49
Other countries	6,432	968
Total main countries	19,535	13,694

2019
Netherlands	522	2,148
United States	6,667	9,864
China	2,707	340
Japan	1,186	550
Germany	1,087	308
France	505	46
United Kingdom	470	611
Other countries	6,338	1,119
Total main countries	19,482	14,986

2018
Netherlands	510	1,666
United States	6,050	9,493
China	2,380	353
Japan	1,045	491
Germany	1,032	263
France	519	30
South Korea	498	3
Other countries	6,087	1,506
Total main countries	18,121	13,805
1)The sales are reported based on country of destination.2)Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill